Expense Example {- Banking Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-20 - Banking Portfolio - Banking Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906